Fair Value Measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Accrued expenses and other current liabilities	$ 7,200,000	$ 7,800,000